Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

Note 10 — Subsequent Events

The Company has evaluated subsequent events and transactions that occurred after the condensed consolidated balance sheet date through the date these unaudited condensed consolidated financial statements were issued and determined that there were no subsequent events that would require adjustment or disclosure, except as described below.

On each of July 8, 2025 and August 11, 2025, the Company deposited $6,203, on each date, into the Trust Account allowing the Company to extend the period of time it has to consummate its initial Business Combination by a total of two months from July 14, 2025 to September 14, 2025 (the “Subsequent Monthly Extensions”). The Subsequent Monthly Extensions are the eighth and ninth of up to nine monthly extensions permitted under the Company’s Charter, as amended by the New Amendment.

On August 13, 2025, the Company filed with the SEC a preliminary proxy statement for the purpose of holding a special meeting on September 10, 2025, at which the Company’s stockholders will vote on a proposal to amend the Company’s Charter to further extend the date by which the Company must consummate its initial business combination on a monthly basis up to nine times by an additional one month each time from September 14, 2025 until June 14, 2026, provided that the Sponsor or its affiliates or permitted designees will deposit into the Trust Account the lesser of (a) $25,000 and (b) $0.02 for each share of Class A common stock issued and outstanding that is subject to redemption and that has not been redeemed in accordance with the terms of the amended Charter.

On August 11, 2025, the Company and Sponsor entered into a Subscription Agreement (the “August Subscription Agreement”) with Polar pursuant to which Polar contributed an additional $400,000 to Sponsor (for an aggregate of $900,000, such funded amounts, the “Polar Capital Investment”), which in turn was loaned by Sponsor to the Company to cover working capital expenses. The August Subscription Agreement provides that in connection with the Polar Capital Investment, the Company will repay the entire balance of the Polar Capital Investment to Polar within five business days of the closing of an initial Business Combination of the Company and that Sponsor will transfer and/or the Company will issue on Sponsor’s behalf an additional 400,000 shares of Class A common stock to Polar immediately prior to the closing of an initial Business Combination of the Company (for an aggregate of 900,000 shares to be transferred and/or issued to Polar).

Note 11 — Subsequent Events

The Company has evaluated subsequent events and transactions that occurred after the consolidated balance sheet date through the date these consolidated financial statements were issued and determined that there were no subsequent events that would require adjustment or disclosure, except as described below.

Company Funding

On February 9, 2025, the Company and Sponsor entered into a Subscription Agreement (the “February 2025 Subscription Agreement”) with Kevin Wright and Jeanine Percival Wright Revocable Trust (the “Investor”) pursuant to which the Investor contributed an additional $500,000 to Sponsor (the “Contribution”), which in turn was loaned by Sponsor to the Company to fund any additional extensions of the date by which the Company must consummate an initial Business Combination and to cover working capital expenses. The February 2025 Subscription Agreement provides that in connection with the Contribution, the Company will repay the entire balance of the Contribution to the Investor within five business days of the closing of an initial Business Combination of the Company and that Sponsor will transfer and/or the Company will issue on Sponsor’s behalf an additional 300,000 shares of Class A common stock to the Investor immediately prior to the closing of an initial Business Combination of the Company.

Monthly Extensions

On each of January 10, 2025, February 10, 2025, March 6, 2025 and April 7, 2025, the Company deposited $6,203 into the Trust Account allowing the Company to extend the period of time it has to consummate its initial Business Combination by one month from January 14, 2024 to May 14, 2025 (the “Monthly Extensions”). The Monthly Extensions were the second, third and fifth of up to nine potential monthly extensions permitted under the Company’s Charter.

Waiver of Deferred Underwriting Fee

On January 28, 2025, Citigroup, as representative of the underwriters, agreed to formally waive the deferred underwriting commissions of $8,956,250 in full, pursuant to a deferred fee waiver letter agreement between Citigroup and the Company only upon a successful Business Combination with Ace Green Recycling. The waiver of deferred underwriting commissions is contingent upon a successful Business Combination with Ace Green Recycling.